Commitments And Contingencies - Summary of Outstanding Capital Commitments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Capital Commitment Contracted	¥ 50,143	¥ 2,109